Income Taxes	12 Months Ended
May 29, 2011
Income Taxes
Income Taxes

NOTE 16 - INCOME TAXES

Total income tax expense was allocated as follows:

(in millions)	Fiscal Year
	2011	2010	2009
Earnings from continuing operations	$ 168.9	$ 136.6	$ 140.7
(Losses) earnings from discontinued operations	(1.5)	(1.5)	0.2
Total consolidated income tax expense	$ 167.4	$ 135.1	$ 140.9

The components of earnings before income taxes from continuing operations and the provision for income taxes thereon are as follows:

(in millions)	Fiscal Year
	2011	2010	2009

Earnings from continuing operations before income taxes:
U.S.	$ 631.4	$ 534.5	$ 508.1
Canada	16.2	9.1	4.4
Earnings from continuing operations before income taxes	$ 647.6	$ 543.6	$ 512.5
Income taxes:
Current:
Federal	$ 121.9	$ 126.5	$ 38.1
State and local	17.5	28.7	10.5
Canada	0.1	0.1	0.1
Total current	139.5	155.3	48.7
Deferred (principally U.S.):
Federal	28.3	(10.6)	84.3
State and local	1.1	(8.1)	7.7
Total deferred	29.4	(18.7)	92.0
Total income taxes	$ 168.9	$ 136.6	$ 140.7

Income taxes paid were as follows:

(in millions)	Fiscal Year
	2011	2010	2009
Income taxes paid	$ 126.4	$ 94.8	$ 64.4

The following table is a reconciliation of the U.S. statutory income tax rate to the effective income tax rate from continuing operations included in the accompanying consolidated statements of earnings:

	Fiscal Year
	2011	2010	2009
U.S. statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal tax benefits	1.8	2.5	2.3
Benefit of federal income tax credits	(8.3)	(8.7)	(8.9)
Other, net	(2.4)	(3.7)	(0.9)
Effective income tax rate	26.1%	25.1%	27.5%

As of May 29, 2011, we had estimated current prepaid state income taxes of $5.2 million, which is included in our accompanying consolidated balance sheets as prepaid income taxes, and estimated current federal income taxes payable of $9.3 million, which is included in our accompanying consolidated balance sheets as accrued income taxes.

As of May 29, 2011, we had gross unrecognized tax benefits of $21.9 million, which represents the aggregate tax effect of the differences between tax return positions and benefits recognized in our consolidated financial statements. Of this total, approximately $16.7 million, after considering the federal impact on state issues, would favorably affect the effective tax rate if resolved in our favor. A reconciliation of the beginning and ending amount of unrecognized tax benefits follows:

(in millions)

Balance at May 30, 2010	$ 30.4
Additions to tax positions recorded during the current year	2.4
Additions to tax positions recorded during prior years	0.2
Reductions to tax positions recorded during prior years	—
Reductions to tax positions due to settlements with taxing authorities	(9.1)
Reductions to tax positions due to statute expiration	(2.0)
Balance at May 29, 2011	$ 21.9

We recognize accrued interest related to unrecognized tax benefits in interest expense. Penalties, when incurred, are recognized in selling, general and administrative expense. Interest expense associated with unrecognized tax benefits, excluding the release of accrued interest related to prior year matters due to settlement or the lapse of the statute of limitations was as follows:

(in millions)	Fiscal Year
	2011	2010	2009
Interest expense on unrecognized tax benefits	$ 1.6	$ 2.5	$ 4.2

At May 29, 2011, we had $3.1 million accrued for the payment of interest associated with unrecognized tax benefits.

For U.S. federal income tax purposes, we participate in the Internal Revenue Service's (IRS) Compliance Assurance Process whereby our U.S. federal income tax returns are reviewed by the IRS both prior to and after their filing. The U.S. federal income tax returns that we filed through the fiscal year ended May 31, 2009 have been audited by the IRS. In the first quarter of fiscal 2011, the IRS completed the audit of our tax returns for the fiscal year ended May 31, 2009 with no material adjustments. The Company's tax returns for the fiscal year ended May 30, 2010 are under audit, and are expected to be completed by the first quarter of fiscal 2012. The IRS commenced examination of our U.S. federal income tax returns for May 29, 2011 in the first quarter of fiscal 2011. The examination is anticipated to be completed by the first quarter of fiscal 2013. Income tax returns are subject to audit by state and local governments, generally years after the returns are filed. These returns could be subject to material adjustments or differing interpretations of the tax laws. The major jurisdictions in which the Company files income tax returns include the U.S. federal jurisdiction, Canada, and most states in the U.S. that have an income tax. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before fiscal 2002.

Included in the balance of unrecognized tax benefits at May 29, 2011 is $1.2 million related to tax positions for which it is reasonably possible that the total amounts could change during the next twelve months based on the outcome of examinations. The $1.2 million relates to items that would impact our effective income tax rate.

The tax effects of temporary differences that give rise to deferred tax assets and liabilities are as follows:

(in millions)	May 29, 2011	May 30, 2010
Accrued liabilities	$ 46.2	$ 34.3
Compensation and employee benefits	193.6	171.6
Deferred rent and interest income	55.1	49.4
Other	15.9	12.8
Gross deferred tax assets	$ 310.8	$ 268.1
Trademarks and other acquisition related intangibles	(178.0)	(178.7)
Buildings and equipment	(314.3)	(238.7)
Capitalized software and other assets	(12.0)	(11.8)
Other	(6.3)	(5.7)
Gross deferred tax liabilities	$ (510.6)	$ (434.9)
Net deferred tax liabilities	$ (199.8)	$ (166.8)

A valuation allowance for deferred tax assets is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization is dependent upon the generation of future taxable income or the reversal of deferred tax liabilities during the periods in which those temporary differences become deductible. We consider the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.